Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 27, 2021
Balance Sheets
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	5,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	290,000,000	290,000,000	290,000,000
Common stock shares Issued		12,977,234	12,904,574
Common Stock Shares Outstanding		12,977,234	12,904,574